Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
New accounting pronouncements adopted in 2018 [Policy Text Block]

(a) New standards adopted in 2018

The accounting policies set out below have been applied consistently by the Corporation and its subsidiaries to all years presented in these consolidated financial statements. In addition, the Corporation adopted the following standards issued by the IASB in 2018:

(i)   IFRS 15, Revenue from Contracts with Customers (“IFRS15”);

Effective January 1, 2018, the Corporation adopted the new standard and its amendments using the full retrospective transition method. As a result, all comparative information in these financial statements has been restated. The accounting policies set out in note 3(b) have been applied in preparing the consolidated financial statements as at and for the year ended December 31, 2018, and the comparative information presented in theseconsolidated financial statements as at and for the year ended December 31, 2017.

The application of IFRS 15 did not result in adjustments to the consolidated statements of financial position at January 1, 2017 or December 31, 2017, nor did it impact cash flow totals from operating, investing or financing activities. Certain adjustments were identified with respect to the classification and presentation of revenue and expenses which are summarized below:

Certain revenues previously classified as net are recognized as gross under IFRS 15. In determining whether the Corporation acts as a principal or an agent for each respective product and business line, the Corporation identified the specified good or service in the contract and then evaluated whether the Corporation controls that good or service before it is transferred to the customer. Factors considered in making the determination include whether the Corporation is primarily responsible for fulfilling the promise to provide the specified good or service, has inventory risk and/or has discretion in establishing the prices for the specified goods and services provided. Through this analysis, management has concluded that:

  The Corporation acts as principal for certain transactions where the Corporation sells loyalty currency direct to the loyalty program members relating to loyalty partners where it was determined that the Corporation obtains control of the loyalty currency. The Corporation also acts as a principal in the delivery of certain services, including transfer, reinstate, hosting and website development services provided to loyalty partners.
  The Corporation acts as an agent for certain transactions where the Corporation sells loyalty currency direct to loyalty program members relating to loyalty partners where it was determined that the Corporation does not obtain control of the underlying loyalty currency. In addition, the Corporation acts as an agent for all of the Platform Partners offerings along with the Points Travel products.

Under IFRS 15, the Corporation reclassified interest earned on cash and cash equivalents, previously recorded as interest revenue, to a separate line item called Finance Income, as it was determined it does not represent revenue from contracts with customers

Under IFRS 15, the Corporation has reclassified losses arising on certain Points Travel promotional offers resulting from upfront customer acquisition costs, from marketing and communications expense to revenue. The reclassified amount represents the transaction price that the Corporation is entitled to in exchange for the services provided. Refer to note 3(b) for the Corporation’s revised revenue recognition policy.

Reconciliation of consolidated statement of comprehensive income for the year ended December 31, 2017:

	As	Loyalty	Points	Interest	Restated
	Originally	Currency	Travel	Reclassification
	Presented	Retailing
REVENUE
Principal	$330,565	1,726	-	-	$332,291
Other partner revenue	16,768	(202)	(213)	-	16,353
Interest	213	-	-	(213)	-
Total Revenue	$347,546	1,524	(213)	(213)	$348,644

EXPENSES
Direct cost of principal revenue	300,570	1,524	-	-	302,094
Marketing and communications	2,056	-	(213)	-	1,843
Total Expenses	$342,705	1,524	(213)	-	$344,016

Finance income	-	-	-	213	213
Income before Income Taxes	$4,841	-	-	-	$4,841

NET INCOME	$3,380	-	-	-	$3,380

(ii) IFRS 9, Financial Instruments (“IFRS 9”):

IFRS 9 supersedes IAS 39 Financial Instruments Recognition and Measurement. The standard set out revised guidance for classifying and measuring financial instruments, introduced a new expected credit loss model (“ECL”) for calculating impairment of financial assets and includes new guidance for the application of hedge accounting. The standard also requires that when a financial liability measured at amortized cost is modified or exchanged, and such modification or exchange does not result in derecognition, that the adjustment to the amortized cost of the financial liability is recognized in profit or loss. The Corporation has adopted IFRS 9 on a retrospective basis without restating comparative periods as it was not possible to do so without the use of hindsight.

The standard does not have an impact on the Corporation’s results andallows for simplified hedge effectiveness testing going forward. The Corporation has determined that there is no effect on the current or prior year financial statements with regards to the adoption of IFRS 9. IFRS 9 realigns hedge accounting to more closely reflect the Corporation’s risk management strategy. Refer to note 3(d) for the Corporation’s revised financial instrument policy.

The Corporation also adopted new amendments to the following accounting standards commencing January 1, 2018. These changes did not have a material impact on our financial results.

•	IFRS 2, Share-based Payment; and
•	IFRIC Interpretation 22, Foreign Currency Translation and Advance Consideration

Revenue recognition [Policy Text Block]

(b) Revenue recognition

The Corporation’s revenue is categorized as principal or other partner revenue, and is primarily generated through the sale of loyalty currencies, through services provided to loyalty partners’ program members, and through technology and marketing services provided to loyalty partners.

Contracts with customers
The Corporation records revenue from contracts with customers in accordance with the five steps in IFRS 15 as follows:

1.	Identify the contract with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price, which is the amount the Corporation expects to be entitled to;
4.	Allocate the transaction price among the performance obligations in the contract based on their relative stand-alone selling prices; and
5.	Recognize revenue when or as the goods or services are transferred to the customer.

Principal Revenue
Principal revenue groups together several streams of revenue that the Corporation realizes in delivering goods or services to various loyalty programs and their customers. The following is a list of revenue streams and the related revenue recognition policy.

(i)

Reseller revenue is transactional revenue for the sale of loyalty currencies that occurs in contracts for which the Corporation takes a principal role in the retailing or wholesaling of loyalty currencies to loyalty program customers. The customer obtains control of the loyalty currency, and hence the performance obligation is satisfied, on completion of the transaction which aligns with the point in time the loyalty currency is transferred and payment is received. The Corporation’s role as the principal in the transaction is determined by the contractual arrangements in place with the loyalty program partner and their members. In this instance, the Corporation has determined that it obtains control of the loyalty currency prior to transferring it to the customer, due in part to inventory risk that is assumed by the Corporation. Other factors considered in making the determination include the fact that the Corporation is primarily responsible for fulfilling the promise to provide the specified good, and often has discretion in establishing the prices for the specified goods.

(ii)

Service revenue is transactional revenue for the provision of transfer and reinstate services provided to loyalty program members. The Corporation is primarily responsible for fulfilling the promise to provide the services. Transfer and reinstate service revenue is recognized at the point in time the transaction is completed, which is also when payment is received.

(iii)

Hosting services are provided to loyalty program partners throughout the term of the loyalty program partner agreement. The hosting services begin, and hence revenue recognition commences when the loyalty program partner website is functional. Revenue is recognized on a straight-line basis over the life of the term of the partner agreement. Costs that relate directly to the contract are capitalized to the extent that they are expected to be recovered and are amortized as the services are transferred.

Other Partner Revenue
Other partner revenue is primarily transactional revenue for facilitating the sale of loyalty currencies or other goods or services to loyalty program members for which the Corporation takes an agency role. It also includes certain redemption based and earn based transactions facilitated by the Corporation on behalf of loyalty program partners. The Corporation’s role as an agent is determined by the contractual arrangement in place with the loyalty program partner and their members. In this instance, the Corporation has determined that it does not obtain control of the loyalty currency or other goods and services prior to transferring them to the customer, due in part to the absence of inventory risk. Other factors considered in making the determination include the fact that the Corporation is not primarily responsible for fulfilling the promise to provide the specified good and generally has limited discretion in establishing the prices for the specified goods.

When deciding the most appropriate basis for presenting revenue on either a gross or net basis, both the legal form and substance of the agreements between the Corporation, its partners and their program members are reviewed to determine each party’s respective role in the transaction. This determination requires the exercise of judgment. In making this assessment, management considers whether the Corporation:

•   acts on behalf of the loyalty partner or the program member in identifying the customer in certain arrangements;
•   controls the good or service being provided, prior to it being transferred to the customer;
•   has primary responsibility for providing the goods and service to the customer;
•   has inventory risk before or after the customer order; and
•   has discretion in establishing prices for the specified goods and services

Foreign currency translation [Policy Text Block]

(c) Foreign currency translation

(i) Foreign currency transactions

Transactions in currencies other than the Corporation’s or its subsidiaries’ respective functional currency are recognized at the exchange rates in effect on the transaction date. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are translated to the functional currency at the exchange rates prevailing at the date when the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are not translated.

Foreign exchange gains and losses on monetary items are recognized in profit or loss; except for foreign currency derivatives designated as qualifying cash flow hedges, the fair values of which are deferred in accumulated other comprehensive income in shareholders’ equity until such time that the hedged transaction affects profit or loss; refer to Notes 3(d)(iv) and 17.

(ii) Foreign operations

The assets and liabilities of the Corporation’s non-USD functional currency subsidiary, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of this subsidiary are translated to USD using average exchange rates for the month during which the transactions occurred. Foreign currency differences resulting from translation are recognized in other comprehensive income (“OCI”) within the cumulative translation account.

Financial instruments [Policy Text Block]

(d) Financial instruments

All financial assets and financial liabilities are recognized on the Corporation’s consolidated statements of financial position when the Corporation becomes a party to the contractual provisions of the instrument.

(i) Classification and measurement of financial instruments

The Corporation’s financial instruments as a result of adopting IFRS 9 (along with a comparison to IAS 39) are classified and measured as follows:

Asset/Liability	Measurement under IFRS 9
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Funds receivable from payment processors	Amortized cost
Accounts receivable	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Payable to loyalty program partners	Amortized cost

Derivatives	Measurement
Foreign exchange forward contracts	Fair value, with changes in fair value for hedges recorded in OCI and ineffectiveness recorded in profit or loss.

Asset/Liability	Measurement under IAS 39
Funds receivable from payment processors	Loans and receivables (Amortized cost)
Accounts receivable	Loans and receivables (Amortized cost)
Short-term investments	Held to maturity (Amortized cost)
Accounts payable and accrued liabilities	Other financial liabilities (Amortized cost)
Payable to loyalty program partners	Other financial liabilities (Amortized cost)

Derivatives	Measurement
Foreign exchange forward contracts	Held for trading (Fair value through OCI under hedge accounting with ineffectiveness recorded in profit or loss)

Financial assets held at amortized cost require the asset to be measured using the effective interest method. The amortized cost is reduced by impairment losses. Finance income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Derivatives may be in an asset or liability position at a point in time historically or in the future. For derivatives designated as cash flow hedges for accounting purposes, the effective portion of the hedge is recognized in accumulated other comprehensive income and the ineffective portion of the hedge is recognized immediately in profit or loss.

(ii) Impairment of financial instruments

IFRS 9 requires the expected lifetime credit losses at initial recognition to be considered when assessing impairment of financial assets, which is anticipated to result in earlier recognition of losses.

(iii) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects.

Authorized with no Par Value

Unlimited common shares
Unlimited preferred shares

Issued

As at December 31, 2018, all issued shares are fully paid. The holders of common shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share. There were no dividends declared in 2018 (2017 – nil).

(iv) Derivative financial instruments, including hedge accounting

The Corporation holds derivative financial instruments to hedge its foreign currency risk exposures. These derivatives are designated in accounting hedge relationships and the Corporation applies cash flow hedge accounting. On initial designation of the hedge, the Corporation formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Corporation makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated. For a cash flow hedge of a forecasted transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges

The Corporation enters into foreign exchange forward contracts to reduce the foreign exchange risk with respect to the Canadian dollar denominated expenses. The changes in fair value of derivatives designated as cash flow hedges are recognized in OCI, except for any ineffective portion, which is recognized immediately in profit or loss. Gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period the corresponding hedged items affect profit or loss. The carrying amount of hedging derivatives designated as cash flow hedges that mature within one year is included in prepaid expenses and other assets and/or current portion of other liabilities.

If the hedging instrument no longer meets the criteria for hedge accounting, is expired, sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in OCI and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecasted transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, then the balance in OCI is recognized immediately in profit or loss.

Cash and cash equivalents [Policy Text Block]

(e) Cash and cash equivalents

Cash equivalents include highly liquid investments (term deposits) with maturities of three months or less at the date of purchase. They are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash equivalents are carried at amortized cost which approximates their fair value because of the short-term nature of the instruments.

Funds receivable from payment processors [Policy Text Block]

(f) Funds receivable from payment processors

Funds receivable from payment processors represent amounts collected from customers on behalf of the Corporation and are typically deposited directly to the Corporation’s bank account within three business days from the date of sale.

Property and equipment [Policy Text Block]

(g) Property and equipment

(i) Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The cost consists of the purchase price, and any costs directly attributable to bringing the asset to the location and condition for its intended use. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized within other income in profit or loss.

(ii) Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its estimated residual value.

Depreciation is recognized in profit or loss based on the estimated useful lives of the assets using the following methods and annual rates:

•	Furniture and fixtures	Straight-line over 5 years
•	Computer hardware	Straight-line over 3 years
•	Computer software	Straight-line over 3 years
•	Leasehold improvements	Straight-line over shorter of useful life or the lease term

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate. There were no changes in the current year.

Goodwill & Intangible assets [Policy Text Block]

(h) Goodwill & Intangible assets

(i) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the identifiable tangible and intangible net assets acquired. Goodwill is not amortized. The Corporation tests goodwill for impairment annually, at each year end, to determine whether the carrying value exceeds the recoverable amount, as discussed in Note 3(i).

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. Fair value of the consideration paid is calculated as the sum of the fair value at the date of acquisition of:

•	assets acquired; plus
•	equity instruments issued; less
•	liabilities incurred or assumed.

Goodwill is measured as the fair value of consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, all of which are measured at fair value as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The Corporation uses estimates and judgments to determine the fair value of assets acquired and liabilities assumed at the acquisition date using the best available information, including information from financial markets. The estimates and judgments include key assumptions such as discount rates, attrition rates, and terminal growth rates for performing discounted cash flow analyses. The transaction costs associated with the acquisitions are expensed as incurred.

(ii) Internal use software development costs

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable software products controlled by the Corporation are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use;
•	Management intends to complete the software product and use or sell it;
•	It can be demonstrated how the software product will generate probable future economic benefits;
•	Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and
•	The expenditure attributable to the software product during its development can be reliably measured.

Development costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific product. The capitalized development costs are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including costs incurred in the planning stage and operating stage and expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Indefinite useful lives
Certain intangible assets with indefinite lives, being domain names, patents and trademarks, are not amortized because there is no foreseeable limit to the period that these assets are expected to generate net cash inflows. The Corporation uses judgment to designate these assets as indefinite useful life assets, analyzing relevant factors including the expected usage of the asset, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate. The Corporation tests indefinite life intangible assets for impairment annually, at each year end.

Finite useful lives
Intangible assets with finite useful lives are amortized into depreciation and amortization in the consolidated statements of comprehensive income on a straight-line basis over their estimated useful lives as noted in the table below. Useful lives, residual values and the amortization methods are reviewed at least once a year. Amortization periods and methods are outlined below:

•	Customer Relationships	Straight-line over 10 years
•	Technology	Straight-line over 3 to 5 years

Impairment [Policy Text Block]

(i) Impairment

Financial Assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with an ECL model. A financial asset is impaired if objective evidence indicates that a loss event has occurred after the initial recognition of the asset, and that the loss event had a negative effect on the estimated future cash flows of that asset that can estimated reliably.

Non-Financial Assets with Finite Useful Lives

In accordance with IAS 36, Impairment of Assets, the Corporation evaluates the carrying value of non-financial assets with finite lives, being property and equipment and certain intangible assets, whenever events or changes in circumstances indicate that a potential impairment has occurred. An impairment loss is considered to have occurred if the carrying value of an asset is not recoverable.

Goodwill & Indefinite Life Intangible Assets

Goodwill and intangible assets that are not amortized are subject to an annual impairment assessment, and the recoverable amount is estimated each year at the same time. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purposes of assessing impairment, assets that do not generate independent cash inflows are grouped at the lowest level for which there are separately identifiable cash inflows, into CGUs. CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to the CGU or group of CGUs that are expected to benefit from the synergies of the combination.

If the recoverable amount of the CGU or group of CGUs to which goodwill and indefinite life intangible assets has been allocated is less than the carrying amount of the CGU or group of CGUs, including goodwill and intangible assets, an impairment loss is recorded in the consolidated statements of comprehensive income. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU.

The Corporation evaluates impairment losses for potential reversals, other than goodwill impairment, when events or changes in circumstances warrant such consideration. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Share-based payment transactions [Policy Text Block]

(j) Share-based payment transactions

Employees

The Corporation has two share-based compensation plans for its employees: a share option plan and a share unit plan.

The share option plan allows directors, officers and employees to acquire shares of the Corporation through the exercise of share options granted by the Corporation. Options generally vest over a period of three years, or upon the achievement of certain non-market performance conditions. The maximum life of an option is ten years from the date of grant. For options with graded vesting, each grant in an award is considered a separate grant with a different vesting date, expected life and fair value. The fair value of each grant is recognized in profit or loss over its respective vesting period with a corresponding increase in contributed surplus. The fair value of each grant is estimated at the date of grant using the Black-Scholes option pricing model incorporating assumptions regarding risk-free interest rates, dividend yield, expected volatility of the Corporation’s stock, and a weighted average expected life of the options. Any consideration paid on the exercise of share options is added to share capital along with the related portion previously added to contributed surplus when the compensation costs were charged to profit or loss.

The cost is recorded over the vesting period of the award to the same expense category of the award recipient’s payroll costs and the corresponding entry is recorded in equity. Equity-settled awards are not re-measured subsequent to the initial grant date. The stock option expense incorporates an expected forfeiture rate, estimated based on expected employee turnover.

Annually, the Corporation reassesses the forfeiture rate and the probability of achieving each performance metric and calculates the cumulative compensation cost of each grant and recognizes an adjustment to the compensation cost (recovery) in the current period in the consolidated statement of comprehensive income.

Under the share unit plan, the Corporation grants Restricted Share Units (“RSUs”) to its employees. The RSUs vest over a period of up to three years or in full on the third anniversary of the grant date. The fair value of a RSU, defined as the volume weighted average trading price per share on the stock exchange during the immediately preceding five trading days, is recognized over the RSU’s vesting period and charged to profit or loss with a corresponding increase in contributed surplus. Under the share unit plan, share units can be settled in cash or shares at the Corporation’s discretion. The Corporation intends to settle all share units in equity at the end of the vesting period. In determining the number of awards that are expected to vest, the Corporation takes into account voluntary termination behaviour as well as trends of actual forfeitures.

(i) Significant judgments, estimates and assumptions

The Corporation measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 15.

Payable to loyalty program partners [Policy Text Block]

(k) Payable to loyalty program partners

Payable to loyalty program partners includes amounts owing to these partners for loyalty currency purchased by the Corporation as a principal or as an agent collected through ecommerce services for retailing, wholesaling and other loyalty currency services transactions with end users.

Deferred revenue [Policy Text Block]

(l) Deferred revenue

Deferred revenue includes proceeds received in advance for technology design and development work and is recognized over the expected life of the partner agreement (see Note 3(b) (iii)). Deferred revenue is comprised of bookings made through the Points Travel platform, which have not yet occurred along with proceeds received by the Corporation for the sale of mileage codes that can be redeemed for multiple loyalty program currencies at a later date. Revenue for bookings through Points Travel is recognized at the completion of the rental while revenue from the sale of these mileage codes is recognized upon redemption. Deferred revenue is included in other liabilities.

Lease inducements [Policy Text Block]

(m) Lease inducements

On signing its office lease, the Corporation received lease inducements from the landlord including a rent-free period and a tenant improvement allowance based on square footage of rentable area of the premises. Lease inducements are amortized to rent expense on a straight-line basis over the term of the lease. Lease inducements are included in other liabilities.

Income taxes [Policy Text Block]

(n) Income taxes

Income tax expenses comprise current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in OCI.

Current taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•	temporary differences related to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been substantively enacted by the reporting date.

In determining the amount of current and deferred tax, the Corporation takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Corporation believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. When new information becomes available that causes the Corporation to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share (EPS) [Policy Text Block]

(o) Earnings per share (“EPS”)

The Corporation presents basic and diluted earnings per share data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by dividing the profit or loss attributable to common shareholders by the weighted average number of common shares outstanding adjusted for the effects of all dilutive potential common shares.

Segment reporting [Policy Text Block]

(p) Segment reporting

The Corporation determines its reportable segments based on, among other things, how the Corporation’s chief operating decision maker (“CODM”), the Chief Executive Officer, regularly reviews the Corporation’s operations and performance. The CODM reviews gross profit, which is defined as total revenue less direct cost of principal revenue, and segment profit (loss) represented by Contribution, which is defined as gross profit (total revenue less direct cost of principal revenue) for the relevant operating segment less direct adjusted operating expenses as the key measure of profitability for the purpose of assessing performance for each operating segment and to make decisions about the allocation of resources. Direct adjusted operating expenses are expenses which are directly attributable to each operating segment and the Corporation accounts for transactions between reportable segments in the same way that it accounts for transactions with external parties and eliminates them on consolidation.

The Corporation makes significant judgments in determining its operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by the Corporation’s CODM to make decisions about resources to be allocated and to assess component performance, and for which discrete financial information is available.

New standards and interpretations not yet adopted [Policy Text Block]

(q) New standards and interpretations not yet adopted

The IASB has issued the following new standard. This standard has not yet been adopted by the Corporation and could have an impact on future periods.

IFRS 16, Leases (effective January 1, 2019).

In January 2016, the IASB issued IFRS 16, Leases, which specifies how a company will recognize, measure, present, and disclose leases. The standard introduces a single, on-balance sheet lessee accounting model, requiring lessees to recognize right of use asset and lease liability representing its obligation to make lease payments, unless the lease term is twelve months or less or the underlying leased asset has a low value.

The Corporation will adopt IFRS 16 in its financial statements for the annual period beginning on January 1, 2019 using a modified retrospective approach. Comparative information will not be restated.

The Corporation is assessing the impact of IFRS 16 on the Corporation’s consolidated financial statements. The Corporation estimated the adoption of the standard will result in an increase in right-of-use assets and corresponding lease liabilities in its consolidated statements of financial position, primarily related to leased office premises. In addition, IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities, which will result in a decrease in operating expenses, an increase in depreciation expense and an increase in finance costs.